Note 9 - Financial assets and liabilities held for trading	6 Months Ended
Jun. 30, 2019
Financial assets and liabilities held for trading
Financial Assets and Liabilities held for trading

9. Financial assets and liabilities held for trading

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial assets and liabilities held-for-trading (Millions of Euros)
	Notes	June 2019	December 2018
ASSETS
Derivatives		30.414	30.536
Equity instruments	6.2.1	5.555	5.254
Debt securities	6.2.1	32.274	25.577
Issued by Central Banks		1.298	1.001
Issued by public administrations		28.919	22.950
Issued by financial institutions		778	790
Other debt securities		1.279	836
Loans and advances to Central Banks	6.2.1	244	2.163
Reverse repurchase agreements		244	2.163
Loans and advances to credit institutions	6.2.1	24.493	14.566
Reverse repurchase agreements		24.352	13.305
Loans and advances to customers	6.2.1	12.388	12.021
Reverse repurchase agreements		12.123	11.794
Total Assets		105.369	90.117
LIABILITIES
Derivatives		31.817	31.815
Short positions		12.864	11.025
Deposits from central banks		8.556	10.511
Repurchase agreements		8.556	10.511
Deposits from credit institutions		29.733	15.687
Repurchase agreements		29.360	14.839
Deposits from customers		8.388	11.736
Repurchase agreements		8.307	11.466
Total Liabilities		91.358	80.774